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Dreyfus Institutional Treasury and Agency Cash Advantage Fund
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Supplement [Text Block]	ck0001423799_SupplementTextBlock

Important Notice Regarding Change in Investment Policy

April 8, 2019

Dreyfus Institutional Treasury and Agency Cash advantage fund

Supplement to Summary Prospectus and Statutory Prospectus
dated August 31, 2018

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Treasury and Agency Cash Advantage Fund
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The fund's board has approved, effective on or about July 1, 2019 (the "Effective Date"), changing the fund's investment policy to permit the fund to invest only in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities and cash, and changing the fund's name to "Dreyfus Institutional Treasury Obligations Cash Advantage Fund".

Currently, the fund's investment policy requires the fund to normally invest at least 80% of its net assets in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by U.S. government agencies that are backed by the full faith and credit of the U.S. government.  As a result of the changes described above, as of the Effective Date, the fund will be required to normally invest at least 80% of its net assets in U.S. Treasury securities and repurchase agreements collateralized solely by U.S. Treasury securities.

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